UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21805
SunAmerica Focused Alpha Large-Cap Fund, Inc.
(Exact name of registrant as specified in charter)
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.
PORTFOLIO OF INVESTMENTS — September 30, 2008 — (unaudited)

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 1)
COMMON STOCK — 93.2%
Aerospace/Defense — 8.2%
General Dynamics Corp.	55,177	$4,062,131
Lockheed Martin Corp.	75,377	8,266,595

		12,328,726

Agricultural Chemicals — 3.1%
Monsanto Co.	48,039	4,754,900

Banks-Super Regional — 5.1%
Bank of America Corp.	72,629	2,542,015
US Bancorp	70,055	2,523,381
Wells Fargo & Co.	71,635	2,688,462

		7,753,858

Casino Hotels — 3.0%
Wynn Resorts, Ltd.	55,937	4,566,697

Commercial Services-Finance — 4.1%
Mastercard, Inc., Class A	34,894	6,187,753

Computers — 13.6%
Apple, Inc. †	50,433	5,732,215
Hewlett-Packard Co.	155,000	7,167,200
International Business Machines Corp.	65,000	7,602,400

		20,501,815

Insurance-Property/Casualty — 4.6%
The Travelers Cos., Inc.	155,000	7,006,000

Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	131,000	7,764,370

Medical-Drugs — 5.2%
Pfizer, Inc.	427,000	7,873,880

Non-Hazardous Waste Disposal — 3.9%
Waste Management, Inc.	185,000	5,825,650

Office Automation & Equipment — 4.8%
Xerox Corp.	627,000	7,229,310

Oil & Gas Drilling — 2.8%
Transocean, Inc.†	39,134	4,298,478

Oil Companies-Integrated —10.7%
Chevron Corp.	85,000	7,010,800
Marathon Oil Corp.	174,000	6,937,380
Petroleo Brasileiro SA ADR	51,846	2,278,632

		16,226,812

Pharmacy Services — 4.8%
Medco Health Solutions, Inc.†	160,000	7,200,000

Retail-Building Products — 4.2%
Lowe’s Cos., Inc.	267,407	6,334,872

Retail-Restaurants — 5.5%
McDonald’s Corp.	133,857	8,258,977

Transport-Rail — 4.5%
Union Pacific Corp.	95,688	6,809,158

Total Long-Term Investment Securities (cost $141,637,667)		140,921,256

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Time Deposits — 6.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 10/01/08	$140,000	140,000
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 10/01/08	9,705,000	9,705,000

Total Short-Term Investment Securities (cost $9,845,000)		9,845,000

TOTAL INVESTMENTS (cost $151,482,667)(1)	99.7%	150,766,256
Other assets less liabilities	0.3	383,219

NET ASSETS	100.0%	$151,149,475

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2008 – (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the “Fund”) uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 Quoted Prices	$140,921,256	$—

Level 2 Other Significant Observable Inputs	9,845,000	—

Level 3 Significant Unobservable Inputs	—	—

Total	$150,766,256	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Note 2. Federal Income Taxes
As of September 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities were as follows:

Cost (tax basis)	$151,543,411

Appreciation	$11,091,835
Depreciation	(11,868,990)

Net unrealized appreciation (depreciation)	$(777,155)

ADDITIONAL INFORMATION
Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Focused Alpha Large-Cap Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: November 26, 2008
Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: November 26, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: November 26, 2008